Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related parties
Schedule of related party transactions

	Million of euros
	2018				2017				2016
		Members				Members				Members
	Associates	of the		Other	Associates	of the		Other	Associates	of the		Other
	and joint	board of	Executive	related	and joint	board of	Executive	related	and joint	board of	Executive	related
	ventures	directors	vicepresidents	parties	ventures	directors	vicepresidents	parties	ventures	directors	vicepresidents	parties
Assets:	7,202	—	30	256	6,048	—	21	300	5,884	—	22	307
Loans and advances: credit institutions	704	—	—	—	472	—	—	—	223	—	—	-
Loans and advances: customers	6,142	—	30	256	5,081	—	21	279	5,209	—	22	286
Debt instruments	295	—	—	—	473	—	—	21	452	—	—	21
Others	61	—	—	—	22	—	—	—	—	—	—	—

Liabilities:	1,650	19	12	363	748	19	14	63	824	27	10	124
Financial liabilities: credit institutions	8	—	—	—	309	—	—	—	155	—	—	—
Financial liabilities: customers	1,596	19	12	363	414	19	14	63	669	27	10	124
Marketable debt securities	8	—	—	—	4	—	—	—	—	—	—	—
Others	38	—	—	—	21	—	—	—	—	—	—	—

Income statement:	993	—	—	31	1,020	—	—	14	609	—	—	13
Interest income	73	—	—	14	57	—	—	8	67	—	—	10
Interest expense	(3)	—	—	(1)	(3)	—	—	—	(15)	—	—	(1)
Gains/losses on financial assets and liabilities and others	82	—	—	—	302	—	—	—	15	—	—	—
Commission income	853	—	—	18	735	—	—	6	561	—	—	4
Commission expense	(12)	—	—	—	(71)	—	—	—	(19)	—	—	—
Other:	4,707	9	3	782	3,881	7	3	597	4,146	1	3	846
Contingent liabilities and others	21	7	1	508	6	6	1	352	19	—	—	139
Contingent commitments	393	1	2	64	301	1	2	60	17	1	3	417
Derivative financial instruments	4,293	1	—	210	3,574	—	—	185	4,110	—	—	290